Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Mid Cap Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 4.7%
Entertainment — 3.0%
Live Nation Entertainment Inc.	41,541	$7,233,534 *
ROBLOX Corp., Class A Shares	27,100	964,760 *
Total Entertainment		8,198,294
Interactive Media & Services — 0.7%
Reddit Inc., Class A Shares	13,502	1,899,326 *
Media — 1.0%
AppLovin Corp., Class A Shares	6,783	2,685,390 *

Total Communication Services		12,783,010
Consumer Discretionary — 13.1%
Broadline Retail — 1.4%
MercadoLibre Inc.	2,048	3,846,041 *
Hotels, Restaurants & Leisure — 6.1%
Cava Group Inc.	36,300	2,367,849 *
DraftKings Inc., Class A Shares	59,167	1,389,241 *
Expedia Group Inc.	10,817	3,188,203
Royal Caribbean Cruises Ltd.	10,913	3,473,608
Viking Holdings Ltd.	36,900	3,850,515 *
Wingstop Inc.	16,900	2,188,381
Total Hotels, Restaurants & Leisure		16,457,797
Household Durables — 0.9%
Somnigroup International Inc.	35,800	2,338,814
Specialty Retail — 4.7%
Burlington Stores Inc.	20,737	7,641,170 *
Carvana Co.	42,495	2,649,988 *
Chewy Inc., Class A Shares	114,827	2,595,090 *
Total Specialty Retail		12,886,248

Total Consumer Discretionary		35,528,900
Consumer Staples — 4.8%
Consumer Staples Distribution & Retail — 4.8%
Casey’s General Stores Inc.	7,905	6,885,255
Performance Food Group Co.	54,013	6,178,547 *

Total Consumer Staples		13,063,802
Energy — 4.2%
Energy Equipment & Services — 1.7%
Baker Hughes Co.	76,831	4,647,507
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy Inc.	15,878	3,222,440
EQT Corp.	68,148	3,631,607
Total Oil, Gas & Consumable Fuels		6,854,047

Total Energy		11,501,554
Financials — 6.0%
Capital Markets — 6.0%
Ares Management Corp., Class A Shares	21,441	2,746,378
MSCI Inc.	6,803	3,892,949
Raymond James Financial Inc.	18,627	3,277,979
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Robinhood Markets Inc., Class A Shares	46,600	$4,033,696 *
Tradeweb Markets Inc., Class A Shares	22,511	2,262,355

Total Financials		16,213,357
Health Care — 12.0%
Biotechnology — 5.2%
Alnylam Pharmaceuticals Inc.	8,959	1,841,253 *
Argenx SE, ADR	4,818	4,113,705 *
Insmed Inc.	21,500	2,119,900 *
Natera Inc.	14,638	3,919,471 *
Roivant Sciences Ltd.	66,100	2,241,451 *
Total Biotechnology		14,235,780
Health Care Equipment & Supplies — 2.5%
IDEXX Laboratories Inc.	8,456	4,727,496 *
Insulet Corp.	13,278	2,195,517 *
Total Health Care Equipment & Supplies		6,923,013
Health Care Providers & Services — 2.3%
Cencora Inc.	13,193	4,107,509
Tenet Healthcare Corp.	8,000	2,038,240 *
Total Health Care Providers & Services		6,145,749
Life Sciences Tools & Services — 2.0%
Medpace Holdings Inc.	2,500	1,442,775 *
Mettler-Toledo International Inc.	2,795	3,958,559 *
Total Life Sciences Tools & Services		5,401,334

Total Health Care		32,705,876
Industrials — 23.8%
Aerospace & Defense — 6.2%
Axon Enterprise Inc.	11,000	5,805,360 *
BWX Technologies Inc.	13,700	2,311,190
Howmet Aerospace Inc.	10,296	2,906,149
Kratos Defense & Security Solutions Inc.	39,500	1,840,700 *
Rocket Lab Corp.	59,300	3,851,535 *
Total Aerospace & Defense		16,714,934
Air Freight & Logistics — 0.8%
GXO Logistics Inc.	40,910	2,052,046 *
Commercial Services & Supplies — 1.6%
Clean Harbors Inc.	13,502	4,224,506 *
Construction & Engineering — 6.0%
API Group Corp.	48,500	1,924,480 *
Comfort Systems USA Inc.	5,204	9,001,307
Sterling Infrastructure Inc.	3,600	2,148,372 *
WillScot Holdings Corp.	137,034	3,327,185
Total Construction & Engineering		16,401,344
Electrical Equipment — 3.1%
AMETEK Inc.	17,627	4,260,622
Vertiv Holdings Co., Class A Shares	17,300	4,179,161
Total Electrical Equipment		8,439,783
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 1.8%
XPO Inc.	24,939	$5,011,991 *
Machinery — 1.9%
RBC Bearings Inc.	9,379	5,170,736 *
Trading Companies & Distributors — 2.4%
United Rentals Inc.	6,083	6,565,139

Total Industrials		64,580,479
Information Technology — 27.0%
Communications Equipment — 1.6%
Lumentum Holdings Inc.	5,900	4,212,246 *
Electronic Equipment, Instruments & Components — 3.1%
Coherent Corp.	8,200	2,155,698 *
Fabrinet	5,000	2,177,050 *
Teledyne Technologies Inc.	6,288	4,122,224 *
Total Electronic Equipment, Instruments & Components		8,454,972
IT Services — 5.9%
Cloudflare Inc., Class A Shares	29,820	8,319,184 *
DigitalOcean Holdings Inc.	11,700	1,374,750 *
MongoDB Inc.	5,361	1,809,230 *
Snowflake Inc.	15,600	4,575,168 *
Total IT Services		16,078,332
Semiconductors & Semiconductor Equipment — 6.9%
Astera Labs Inc.	10,500	3,267,915 *
Credo Technology Group Holding Ltd.	21,900	4,533,081 *
Lattice Semiconductor Corp.	24,200	3,007,334 *
MACOM Technology Solutions Holdings Inc.	9,400	2,363,536 *
Monolithic Power Systems Inc.	3,934	5,610,002
Total Semiconductors & Semiconductor Equipment		18,781,868
Software — 8.5%
Datadog Inc., Class A Shares	40,342	10,810,446 *
DocuSign Inc.	23,813	1,305,667 *
Fortinet Inc.	19,866	3,217,299 *
Guidewire Software Inc.	11,134	1,691,700 *
HubSpot Inc.	8,033	1,906,713 *
Rubrik Inc., Class A Shares	57,810	4,183,131 *
Total Software		23,114,956
Technology Hardware, Storage & Peripherals — 1.0%
Everpure Inc., Class A Shares	33,759	2,605,182 *

Total Information Technology		73,247,556
Materials — 1.2%
Construction Materials — 1.2%
Vulcan Materials Co.	12,200	3,276,554

Real Estate — 0.7%
Real Estate Management & Development — 0.7%
Jones Lang LaSalle Inc.	5,155	1,830,180 *
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 2.3%
Independent Power and Renewable Electricity Producers — 2.3%
Vistra Corp.		42,780	$6,339,568
Total Investments before Short-Term Investments (Cost — $201,160,247)			271,070,836
	Rate
Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	401,017	401,017 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	401,017	401,017 (a)(b)

Total Short-Term Investments (Cost — $802,034)			802,034
Total Investments — 100.1% (Cost — $201,962,281)			271,872,870
Liabilities in Excess of Other Assets — (0.1)%			(372,480)
Total Net Assets — 100.0%			$271,500,390

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $401,017 and the cost was $401,017 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$271,070,836	—	—	$271,070,836
Short-Term Investments†	802,034	—	—	802,034
Total Investments	$271,872,870	—	—	$271,872,870

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,035,799	$14,243,112	14,243,112	$16,877,894	16,877,894

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$30,619	—	$401,017

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report